Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 20, 2007	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense		$ 82,000	$ 14,000	$ 55,000	$ 56,000
Lease description		We entered into an amendment to our current lease for a new space in our current building from March 2017 through February 2022.		We entered into an amendment to our current lease in February 2017 for a new space in our current building from March 2017 through February 2022
Product liability insurance expires date	Apr. 20, 2017	Apr. 20, 2018